Equity-based compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Equity-based compensation	Equity-based compensation
We have share option, phantom share unit (“PSU”) and directors’ deferred share unit (“DSU”) plans. The equity-based compensation recovery for the year ended December 31, 2025 was $14 million (2024 - expense of $14 million).
Accounting policies
We estimate the fair value of outstanding share options using the Black-Scholes option-pricing model and the fair value of our PSU plan and directors’ DSU plan using an intrinsic valuation model at each balance sheet date. We record the resulting charge or recovery to earnings over the related vesting period.
If a share option holder elects to acquire Common shares, both the exercise price and the accrued liability are credited to shareholders’ equity.
Share option plan
Under our share option plan, officers and employees may be granted options to purchase Common shares. At December 31, 2025 there were 680,970 options outstanding and 561,925 available for issuance for a total of 1,242,895 options that could be exercised for shares. In addition, there are 33,612 options outstanding under the assumed Norbord option plan.
The exercise price of a share option is determined in accordance with the plan and is generally the closing price of a Common share on the trading day immediately preceding the grant date. Our share option plans give the share option holders the right to elect to receive a cash payment in lieu of exercising an option to purchase Common shares. Options vest at 20% per year from the grant date and expire after 10 years.
For the year ended December 31, 2025, we recorded a recovery of $13 million (2024 – expense of $6 million) related to the share option plan. The liability associated with the share option plan is tracked in Canadian dollars and is based on prices published by the TSX. A summary of the activity in the share option plans based on Canadian dollar prices is presented below:

	2025		2024
	Number	Weighted average price	Number	Weighted average price
		(CAD$)		(CAD$)
Outstanding - beginning of year	690,187	$95.42	849,670	$83.59
Granted	65,205	113.01	170,144	107.54
Exercised	(37,111)	65.01	(313,307)	69.42
Expired / Cancelled	(3,699)	111.41	(16,320)	105.12
Outstanding - end of year	714,582	$98.52	690,187	$95.42
Exercisable - end of year	426,863	$90.86	366,732	$85.47
The following table summarizes information about the share options outstanding and exercisable at December 31, 2025 in Canadian dollars:

Exercise price range	Number of outstanding options	Weighted average remaining contractual life	Weighted average exercise price	Number of exercisable options	Weighted average exercise price
(CAD$)	(number)	(years)	(CAD$)	(number)	(CAD$)
$40.97 - $56.00	52,967	2.1	$52.41	52,967	$52.41
$64.50 - $79.69	101,753	3.6	67.82	101,753	67.82
$81.42 - $92.79	110,429	4.4	90.89	93,528	90.55
$107.53 - $123.63	449,433	7.5	112.78	178,615	115.55
	714,582	6.1	$98.52	426,863	$90.86
The weighted average share price at the date of exercise for share options exercised during the year was CAD$111.47 per share (2024 - CAD$123.05 per share).
The accrued liability related to the share option plan was $7 million at December 31, 2025 (December 31, 2024 - $21 million). The weighted average fair value of the options used in the calculation was CAD$14.30 per option or USD$10.43 per option at December 31, 2025 (December 31, 2024 - CAD$43.23 per option or USD$30.04 per option).
The inputs to the Black-Scholes option-pricing model were as follows:

	December 31,	December 31,
As at	2025	2024
Weighted-average share price on balance sheet date	CAD$83.67	CAD$123.56
Weighted average exercise price	CAD$98.52	CAD$95.42
Expected dividend	CAD$1.75	CAD$1.84
Expected volatility	32.00%	42.58%
Weighted average interest rate	2.69%	2.87%
Weighted average expected remaining life in years	4.03	4.35
The expected dividend on our shares was based on the annualized dividend rate at each period-end. Expected volatility was based on five years of historical data. The interest rate for the life of the options was based on the implied yield available on government bonds with an equivalent remaining term at each period-end. Historical data was used to estimate the expected life of the options and forfeiture rates.
The intrinsic value of options issued under the share option plans at December 31, 2025 was CAD$3 million or USD$2 million (December 31, 2024 - CAD$14 million or USD$10 million). The intrinsic value is determined based on the difference between the weighted average share price on the last business day of the month and the exercise price, multiplied by the number of vested options.
Phantom share unit plan
Our PSU plan is intended to supplement, in whole or in part, or replace the granting of share options as long-term incentives for officers and employees. The plan provides for two types of units which vest on the third anniversary of the grant date. A restricted share unit pays out based on the volume weighted average price per Common share on the trading day immediately preceding its vesting date (the “vesting date value”). A performance share unit pays out at a value between 0% and 200% of its vesting date value contingent upon our performance relative to a peer group of companies over the three-year performance period. Officers and employees granted units under the plan are also entitled to additional units to reflect cash dividends paid on Common shares from the applicable grant date until payout.
For the year ended December 31, 2025, we recorded an expense of $1 million (2024 - expense of $7 million) related to the PSU plan. There were 193,290 performance share units outstanding as at December 31, 2025 (December 31, 2024 – 168,775) and 27,625 restricted share units outstanding as at December 31, 2025 (December 31, 2024 – nil).
Directors’ deferred share unit plans
We have DSU plans which provide a structure for directors, who are not our employees, to accumulate an equity-like holding in West Fraser. The DSU plans allow directors to participate in our growth by providing a deferred payment based on market pricing of our Common shares at the time of redemption. Each director receives deferred share units in payment of an annual equity retainer until a minimum equity holding is reached and may elect to receive units in payment of up to 100% of other fees earned. After a minimum equity holding is reached, directors may elect to receive the equity retainer in units or cash. The units are issued based on the market price of our Common shares at the time of issue. Additional units are issued to take into account the value of dividends paid on Common shares from the date of issue to the date of redemption. Units are redeemable only after a director retires, resigns or otherwise leaves the board. The redemption value is equal to the market price of our Common shares at the date of redemption. A holder of units may elect to redeem units in cash or receive Common shares having an equivalent value.
For the year ended December 31, 2025, we recorded a recovery of $2 million (2024 - expense of $2 million) related to the DSU plan. The number of units outstanding as at December 31, 2025 was 103,318 (December 31, 2024 - 91,450).